Auditors' Remuneration	12 Months Ended
Jun. 30, 2024
Auditors Remuneration [Abstract]
Auditors' Remuneration

Note 22. Auditors’ Remuneration

The following table sets forth, for each of the years indicated, the fees billed by Grant Thornton Audit Pty Ltd.

(i)	Audit services

	Year Ended June 30,
	2024 A$	2023 A$
Audit and review of financial statements [1]	254,350	241,583
	254,350	241,583

1	Audit fees consist of services that would normally be provided in connection with statutory and regulatory filings or engagements, including services that generally only the independent accountant can reasonably provide.

(ii)	All other fees

	Year Ended June 30,
	2024 A$	2023 A$
EMDG grant consulting services	7,210	3,000
	7,210	3,000

Australian Disclosure Requirements

All press releases, financial reports and other information are available using the stock code IMC on the Australian Stock Exchange website: www2.asx.com.au.

Consolidated Entity Disclosure Statement:

Name of entity	Type of entity	Trustee, partner, or participant in joint venture	% of share capital held	Country of incorporation	Australian resident or foreign resident (for tax purpose)	Foreign tax jurisdiction(s) of foreign residents
Immuron Limited	Body corporate	n/a	n/a	Australia	Australian	n/a
Immuron Inc.	Body corporate	n/a	100	United States	Foreign	United States
Immuron Canada Ltd	Body corporate	n/a	100	Canada	Foreign	Canada
Anadis ESP Pty Ltd	Body corporate	n/a	100	Australia	Australian	n/a

BASIS OF PREPARATION

This consolidated entity disclosure statement (CEDS) has been prepared in accordance with the Corporations Act 2001 and includes information for each entity that was part of the consolidated entity as at the end of the financial year in accordance with AASB 10 Consolidated Financial Statements.

DETERMINATION OF TAX RESIDENCY

Section 295 (A)(vi) of the Corporation Act 2001 defines tax residency as having the meaning in the Income Tax Assessment Act 1997. The determination of tax residency involves judgement as there are different interpretations that could be adopted and which could give rise to a different conclusion on residency. In determining tax residency, the Group has applied the following interpretations:

Australian tax residency

The Group has applied current legislation and judicial precedent, including having regard to the Tax Commissioner’s public guidance in Tax Ruling TR 2018/5.

Foreign tax residency

Where necessary, the Group has used independent tax advisers in foreign jurisdictions to assist in its determination of tax residency to ensure applicable foreign tax legislation has been complied with (see section 295(3A)(vii) of the Corporations Act 2001).

Australian Disclosure Requirements

Directors’ Declaration

In the directors’ opinion:

(a)	the financial statements and Notes set out on pages F-1 to F-46 are in accordance with the Corporations Act 2001, including:

(i)	Complying with Accounting Standards, the Corporations Regulations 2001 and other mandatory professional reporting requirements, and

(ii)	Giving a true and fair view of the consolidated entity’s financial position as at June 30, 2024 and of its performance for the fiscal year ended on that date, and

(b)	There are reasonable grounds to believe that the Company will be able to pay its debts as and when they become due and payable.

(c)	The consolidated entity disclosure statement is true and correct at 30 June 2024.

Note 1 ‘Basis of preparation’ confirms that the financial statements also comply with International Financial Reporting Standards as issued by the International Accounting Standards Board.

The directors have been given the declarations by the chief executive officer and chief financial officer required by section 295A of the Corporations Act 2001.

This declaration is made in accordance with a resolution of the directors.